UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Share capital	Share premium	Accumulated deficit	Capital reserves	Total	Ordinary shares
Balance at the beginning at Dec. 31, 2022	$ 0	$ 446,488	$ (481,608)	$ 3,498	$ (31,622)
Balance at the beginning (in shares) at Dec. 31, 2022						80,672,674
Exercise of options		0	26	0	26
Exercise of options (in shares)						84,293
Share-based payments	0	308	0	0	308
Total comprehensive loss	0	0	(46,256)	(272)	(46,528)
Balance at the end at Jun. 30, 2023	0	446,822	(527,864)	3,226	(77,816)
Balance at the end (in shares) at Jun. 30, 2023						80,756,967
Balance at the beginning at Dec. 31, 2023	0	451,093	(511,323)	1,444	(58,786)
Balance at the beginning (in shares) at Dec. 31, 2023						83,114,193
Exercise of options	0	1	0	0	1
Exercise of options (in shares)						1,521,271
Share-based payments	0	732	0	0	732
Total comprehensive loss	0	0	(21,261)	0	(21,261)
Balance at the end at Jun. 30, 2024	$ 0	$ 451,826	$ (532,584)	$ 1,444	$ (79,314)
Balance at the end (in shares) at Jun. 30, 2024						84,635,464